Gains (losses) on disposal of assets not classified as non-current assets held for sale the breakdown of the balance (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Or Losses On Non-financial Assets And Investments Net
Gains	R$ 45,780	R$ 285,335	R$ 55,709
Tangible and intangible assets	45,780	36,778	55,709
Investments		248,557
Losses	(60,893)	(54,622)	(45,063)
Tangible and intangible assets	32,863	14,517	45,063
Investments	28,030	40,105
Total	R$ (15,113)	R$ 230,713	R$ 10,646